OTHER INFORMATION BY NATURE	12 Months Ended
Dec. 31, 2023
Other information by nature [Abstract]
OTHER INFORMATION BY NATURE
11. OTHER INFORMATION BY NATURE

Personnel costs in 2023, 2022 and 2021 amounted to €575,215 thousand, €527,316 thousand and €483,747 thousand, respectively. These amounts include costs that were capitalized in connection with product development activities. In 2023, 2022 and 2021 the Group had an average number of employees of is 4,960, 4,691 and 4,571, respectively.

Depreciation amounted to €290,204 thousand, €259,849 thousand and €230,097 thousand for the years ended December 31, 2023, 2022 and 2021, respectively, and amortization amounted to €372,101 thousand, €286,376 thousand and €225,892 thousand for the years ended December 31, 2023, 2022 and 2021, respectively.